Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 6,367	$ 7,215
Interest-bearing deposits with banks	8,739	19,399
Federal funds sold	7,769	9,294
Investment securities available for sale	50,675	62,540
Restricted equity securities	1,388	1,149
Loans, net of allowance for loan losses of $3,453 at December 31, 2017 and $3,420 at December 31, 2016	421,418	408,548
Cash value of life insurance	17,348	16,850
Foreclosed assets	0	70
Properties and equipment, net	17,646	17,970
Accrued interest receivable	1,737	1,732
Core deposit intangible	2,045	2,327
Deferred tax assets, net	2,965	5,872
Other assets	9,864	5,890
Total assets	547,961	558,856
Deposits
Noninterest-bearing	130,847	127,224
Interest-bearing	357,594	372,163
Total deposits	488,441	499,387
Accrued interest payable	46	57
Other liabilities	2,292	3,946
Total Liabilities	490,779	503,390
Commitments and contingencies (Note 16)
Stockholders' Equity
Preferred stock value	0
Common stock value	0
Surplus	26,166	26,166
Retained earnings	32,526	30,654
Accumulated other comprehensive income (loss)	(1,510)	(1,354)
Total stockholders' equity	57,182	55,466
Total liabilities and stockholders' equity	$ 547,961	$ 558,856